Segmented Financial Information (Tables)	12 Months Ended
Dec. 31, 2017
Segmented Financial Information [abstract]
Schedule of Reportable Segments

Financial information by reportable segment for the years ended December 31, 2017 and 2016 was as follows:

	OnSite	Power	Corporate
Year ended December 31, 2017	Generation	Systems	and Other	Total
Revenues from external customers	$24,973	$23,079	$–	$48,052
Gross profit	3,525	7,895	–	11,420
Selling, general and administrative expenses	3,381	4,437	5,924	13,742
Research and product development expenses	1,275	4,996	105	6,376
Segment income (loss)	(1,131)	(1,538)	(6,029)	(8,698)
Interest expense, net	–	–	(1,812)	(1,812)
Foreign currency losses, net	–	–	635	635
Loss in joint venture	–	–	(334)	(334)
Other finance losses, net	–	–	(931)	(931)
Loss before income taxes	$(1,131)	$(1,538)	$(8,471)	(11,140)

	OnSite	Power	Corporate
Year ended December 31, 2016	Generation	Systems	and Other	Total
Revenues from external customers	$17,510	$11,480	$–	$28,990
Gross profit	3,465	2,530	–	5,995
Selling, general and administrative expenses	2,910	4,579	3,336	10,825
Research and product development expenses	516	2,889	171	3,576
Segment income (loss)	39	(4,938)	(3,507)	(8,406)
Interest expense, net	–	–	(1,762)	(1,762)
Foreign currency losses, net	–	–	(268)	(268)
Loss in joint venture	–	–	(156)	(156)
Other finance losses, net	–	–	735	735
Loss before income taxes	$39	$(4,938)	$(4,958)	$(9,857)

Balance sheet information by reportable segment at December 31, 2017 and 2016 was as follows:

	OnSite	Power	Corporate
At December 31, 2017	Generation	Systems	and Other	Total
Cash and cash equivalents and restricted cash	$6,836	$1,160	$14,418	$22,414
Trade and other receivables	4,936	10,001	–	14,937
Inventories	8,161	7,003	–	15,164
Investment in joint ventures	–	–	2,797	2,797
Property, plant and equipment	329	3,545	–	3,874
Goodwill and intangibles	4,659	6	84	4,749
Other assets	249	553	176	978
Total Assets	$25,170	$22,268	$17,475	$64,913
Current liabilities	$10,968	$14,433	$4,356	$29,757
Non-current liabilities	1,083	4,704	5,873	11,660
Total Liabilities	$12,051	$19,137	$10,229	$41,417

	OnSite	Power	Corporate
At December 31, 2016	Generation	Systems	and Other	Total
Cash and cash equivalents and restricted cash	$3,629	$180	$7,469	$11,278
Trade and other receivables	3,282	6,520	–	9,802
Inventories	10,214	6,994	–	17,208
Investment in joint venture	–	–	1,750	1,750
Property, plant and equipment	402	3,693	–	4,095
Goodwill and intangibles	4,124	4	94	4,222
Other assets	174	648	96	918
Total Assets	$21,825	$18,039	$9,409	$49,273
Current liabilities	$10,491	$11,682	$3,121	$25,294
Non-current liabilities	1,135	5,944	6,518	13,597
Total Liabilities	$11,626	$17,626	$9,639	$38,891

Schedule of Property, Plant and Equipment by Country

Year ended December 31,	2017	2016
Canada	$3,371	$3,518
Belgium	329	401
Germany	174	176
Total	$3,874	$4,095

Schedule of Revenue From Customers

Revenue from external customers by region was as follows:

Year ended December 31,	2017	2016
Asia	$24,120	$6,747
European Union	16,854	14,377
Eastern Europe	2,697	3,906
North America	1,514	2,525
Africa	1,145	358
Middle East	1,037	288
South and Central America	350	693
Oceania and Caribbean	335	96
Total	$48,052	$28,990

Revenue for the largest customers as a percentage of the total revenue was as follows:

Year ended December 31,	2017	2016
First largest (Power segment)	21%	10%
Second largest (Generation segment)	10%	9%
Third largest (Power segment)	8%	9%
Fourth largest (Generation segment)	7%	8%
All other customers	54%	64%
Total	100%	100%